Summary of Significant Accounting Policies - Revenue by geographic area (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue
Total revenue	$ 61,412	$ 50,438	$ 242,898	$ 201,562	$ 172,539
United States
Disaggregation of Revenue
Total revenue	43,029	38,231	188,283	154,609	130,135
International
Disaggregation of Revenue
Total revenue	$ 18,383	$ 12,207	$ 54,615	$ 46,953	$ 42,404